Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 9	$ 9	$ 9
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Minimum | Patents and licenses
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years
Maximum | Patents and licenses
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years